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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2008


Check here if Amendment [ ] Amendment Number : ________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Coast Capital Management, L.P.
Address: 5914 W. Courtyard Drive, Ste. 190
         Austin, TX 78730

Form 13F File Number: 028-12264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David D. May                      Contact Person: Stephanie Harper Lucke
Title: Managing Member, Third Coast
       Capital GP, LLC
       (the general partner of Third
       Coast Capital Management, L.P.)
Phone: 512-306-0409

Signature, Place and Date of Signing:


          /s/  David D. May               Austin, Texas       November 14, 2008
-------------------------------------   -----------------   --------------------
             (Signature)                  (City, State)             (Date)

Report Type ( Check only one):


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              27
Form 13F Information Table Value Total:         $34,855
                                        ( in thousands )

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

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
         Column 1:        Column 2:    Column 3:   Column 4:             Column 5:          Column 6   Column 7:       Column 8:
----------------------  -------------  ---------  ----------  ---------------------------  ----------  ---------  ------------------
                                                     Fair
                                                     Market   Shares or                                            Voting Authority
                           Title of      CUSIP       Value    Principal                    Investment     Other   ------------------
    Name of Issuer          Class        Number   (x $1,000)    Amount   SH/PRN  Put/Call  Discretion   Managers  Sole  Shared  None
----------------------  -------------  ---------  ----------  ---------  ------  --------  ----------  ---------  ----  ------  ----
***SCHLUMBERGER LTD     COM            806857108         781     10,000    SH      Sole        10,000
ARTHROCARE CORP         COM            043136100       1,802     65,000    SH      Sole        65,000
CENVEO INC              COM            15670S105       2,576    335,000    SH      Sole       335,000
DANAHER CORP DEL        COM            235851102         521      7,500    SH      Sole         7,500
EXCO RESOURCES INC      COM            269279402         979     60,000    SH      Sole        60,000
FRONTIER OIL CORP       COM            35914P105         461     25,000    SH      Sole        25,000
GAIAM INC               CL A           36268Q103       1,166    110,000    SH      Sole       110,000
HACKETT GROUP INC       COM            404609109       1,405    258,200    SH      Sole       258,200
IAC INTERACTIVECORP     COM PAR $.001  44919P508         519     30,000    SH      Sole        30,000
ICONIX BRAND GROUP INC  COM            451055107       2,204    168,500    SH      Sole       168,500
INTERVAL LEISURE GROUP
   INC                  COM            46113M108         104     10,000    SH      Sole        10,000
KONA GRILL INC          COM            50047H201       1,031    174,150    SH      Sole       174,150
LORILLARD INC           COM            544147101       1,352     19,000    SH      Sole        19,000
OSI SYSTEMS INC         COM            671044105       1,176     50,000    SH      Sole        50,000
PENN NATL GAMING INC    COM            707569109         797     30,000    SH      Sole        30,000
PERFICIENT INC          COM            71375U101       3,453    520,000    SH      Sole       520,000
PETROHAWK ENERGY CORP   COM            716495106         541     25,000    SH      Sole        25,000
POWERSECURE INTL INC    COM            73936N105       4,178    689,472    SH      Sole       689,472
PROSHARES TR            ULTRASHRT O&G  74347R586       1,554     40,000    SH      Sole        40,000
SAPIENT CORP            COM            803062108       2,731    367,500    SH      Sole       367,500
SPX CORP                COM            784635104         385      5,000    SH      Sole         5,000
TRANSOCEAN INC NEW      SHS            G90073100       1,373     12,500    SH      Sole        12,500
UNION PAC CORP          COM            907818108         534      7,500    SH      Sole         7,500
URBAN OUTFITTERS INC    COM            917047102       1,115     35,000    SH      Sole        35,000
WAL MART STORES INC     COM            931142103       1,198     20,000    SH      Sole        20,000
XTO ENERGY INC          COM            98385X106         582     12,500    SH      Sole        12,500
ZHONGPIN INC            COM            98952K107         337     31,744    SH      Sole        31,744